Related Party Transactions (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 29, 2025 CNY (¥)	Jul. 17, 2025 shares	Jun. 30, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Related Party Transactions [Line Items]
Ordinary shares (in Shares)			71,034	911,062
Healthquest Pharma Acquisition Agreement [Member]
Related Party Transactions [Line Items]
Contingent consideration amount					¥ 29,533	$ 4,223
Dr. Yang [Member]
Related Party Transactions [Line Items]
Ordinary shares (in Shares)		22,000,000
Borrowing cost | ¥	¥ 3,933